DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.1%
	FEDERAL HOME LOAN MORTGAGE CORP. — 0.7%(a)
6,320	Federal Home Loan Mortgage Corporation B70084	7.5000	06/01/23	$ 6,351
195,712	Federal Home Loan Mortgage Corporation C02554	6.0000	06/01/36	224,190
133,663	Federal Home Loan Mortgage Corporation C10178	6.5000	05/01/28	150,373
28,924	Federal Home Loan Mortgage Corporation D75702	7.5000	01/01/26	31,143
34,464	Federal Home Loan Mortgage Corporation D79168	8.0000	02/01/27	35,191
635,385	Federal Home Loan Mortgage Corporation D97349	6.0000	09/01/25	712,957
971,207	Federal Home Loan Mortgage Corporation J20654	3.0000	08/01/27	1,026,830
383,986	Federal Home Loan Mortgage Corporation P51380	5.5000	03/01/36	422,803
				2,609,838
	FEDERAL MORTGAGE OBLIGATIONS —0.0%(b)
2,338	R&G Federal Mortgage Trust(c)	–	08/25/23	—

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 12.3%(a)
4,915	Federal National Mortgage Association 179192	7.5000	07/01/22	4,943
13,246	Federal National Mortgage Association 179193	7.0000	07/01/22	13,330
3,906	Federal National Mortgage Association 302501	8.5000	12/01/24	3,952
25,596	Federal National Mortgage Association 367023	7.5000	11/01/26	25,697
36,782	Federal National Mortgage Association 367025	8.0000	12/01/26	37,612
11,925	Federal National Mortgage Association 374925	7.5000	03/01/27	11,972
16,115	Federal National Mortgage Association 426645	8.5000	10/01/24	16,337
29,710	Federal National Mortgage Association 426646	8.0000	10/01/24	30,158
40,200	Federal National Mortgage Association 426647	7.5000	06/01/27	42,404
133,025	Federal National Mortgage Association 426648	7.0000	04/01/24	139,271
179,218	Federal National Mortgage Association 426649	7.0000	02/01/27	192,914
39,895	Federal National Mortgage Association 426650	6.5000	03/01/24	44,840
111,253	Federal National Mortgage Association 426651	6.5000	03/01/26	125,091
77,616	Federal National Mortgage Association 488061	7.0000	04/01/29	85,876
31,399	Federal National Mortgage Association 488076	7.0000	05/01/29	31,663
106,061	Federal National Mortgage Association 504137	7.5000	07/01/29	116,678
100,154	Federal National Mortgage Association 504148	7.5000	08/01/29	111,657
37,886	Federal National Mortgage Association 511569	8.5000	07/01/26	39,429
43,485	Federal National Mortgage Association 523120	7.0000	01/01/30	44,643
22,386	Federal National Mortgage Association 523123	7.5000	02/01/30	22,476
186,877	Federal National Mortgage Association 567014	6.5000	03/01/31	210,148

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 12.3%(a) (Continued)
194,769	Federal National Mortgage Association 573448	6.5000	04/01/31	$ 219,185
824,538	Federal National Mortgage Association 695394	5.0000	06/01/33	940,651
231,950	Federal National Mortgage Association 850040	6.5000	06/01/36	263,658
99,278	Federal National Mortgage Association 931180	5.5000	04/01/39	111,155
581,523	Federal National Mortgage Association 953131	4.5000	09/01/39	650,275
273,055	Federal National Mortgage Association AE1268	3.5000	10/01/26	291,450
408,184	Federal National Mortgage Association AE1285	3.5000	12/01/26	436,697
336,057	Federal National Mortgage Association AI9096	3.5000	03/01/27	359,020
2,741,066	Federal National Mortgage Association AI9098	4.0000	03/01/42	3,020,119
619,432	Federal National Mortgage Association AI9133	3.5000	11/01/27	664,018
995,443	Federal National Mortgage Association AJ1905	3.0000	02/01/27	1,051,938
577,884	Federal National Mortgage Association AJ1913	3.0000	06/01/27	609,706
704,923	Federal National Mortgage Association AL3274	3.0000	05/01/27	744,949
2,006,593	Federal National Mortgage Association AP1217	2.5000	07/01/27	2,100,787
1,380,187	Federal National Mortgage Association AR5151	2.5000	04/01/28	1,445,045
1,497,535	Federal National Mortgage Association AR5202	3.0000	11/01/28	1,582,802
789,604	Federal National Mortgage Association AR5223	3.0000	02/01/29	833,447
657,508	Federal National Mortgage Association AS2465	3.0000	04/01/29	694,065
866,918	Federal National Mortgage Association AS2542	3.0000	04/01/29	916,039
1,894,777	Federal National Mortgage Association AS3545	4.0000	09/01/44	2,105,892
5,414,736	Federal National Mortgage Association AS8523	3.0000	11/01/46	5,860,812
150,066	Federal National Mortgage Association AU2244	3.0000	09/01/28	158,603
2,116,117	Federal National Mortgage Association AV1451	3.0000	06/01/29	2,236,719
1,064,678	Federal National Mortgage Association AV1452	3.0000	07/01/29	1,128,262
953,197	Federal National Mortgage Association AV6988	3.0000	05/01/29	1,007,493
1,930,733	Federal National Mortgage Association AV6993	3.0000	06/01/29	2,040,765
1,738,880	Federal National Mortgage Association AV6999	3.0000	06/01/29	1,837,164
839,303	Federal National Mortgage Association AV7011	3.0000	09/01/29	886,955
2,080,393	Federal National Mortgage Association AV7027	4.0000	11/01/44	2,312,222
919,315	Federal National Mortgage Association AV7045	3.0000	02/01/30	972,947
976,652	Federal National Mortgage Association AV7076	3.0000	07/01/45	1,056,964
592,134	Federal National Mortgage Association AX5471	3.0000	07/01/45	623,376
937,319	Federal National Mortgage Association AX5513	3.0000	04/01/31	992,094
909,239	Federal National Mortgage Association AX5544	3.0000	08/01/31	962,456

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 12.3%(a) (Continued)
1,469,444	Federal National Mortgage Association AX5551	2.5000	10/01/31	$ 1,538,992
1,640,158	Federal National Mortgage Association AX5564	3.0000	12/01/46	1,775,282
629,060	Federal National Mortgage Association AX5567	3.0000	12/01/31	664,910
891,529	Federal National Mortgage Association BD9019	3.0000	01/01/32	945,117
				47,393,122
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 33.1%
31,841	Government National Mortgage Association 5127	4.0000	07/20/26	33,430
78,743	Government National Mortgage Association 5302	3.5000	02/20/42	82,112
80,475	Government National Mortgage Association 5310	3.5000	02/20/27	84,865
2,459	Government National Mortgage Association 319251	8.0000	03/15/22	2,466
36,527	Government National Mortgage Association 325279	8.0000	09/15/22	37,496
34,757	Government National Mortgage Association 385183	7.5000	01/15/26	35,427
9,648	Government National Mortgage Association 406062	7.5000	01/15/25	9,690
8,496	Government National Mortgage Association 406065	7.5000	01/15/25	8,533
84,217	Government National Mortgage Association 425509	8.0000	09/15/25	90,504
15,359	Government National Mortgage Association 439194	7.5000	08/15/25	15,424
111,362	Government National Mortgage Association 548539	6.0000	10/15/31	125,047
181,613	Government National Mortgage Association 592885	6.0000	05/15/36	203,922
4,531,441	Government National Mortgage Association 609103	3.5000	01/15/44	5,097,885
2,603,526	Government National Mortgage Association 609163	3.5000	07/15/44	2,928,950
3,053,247	Government National Mortgage Association 609200	3.5000	10/15/44	3,434,910
2,455,170	Government National Mortgage Association 609214	3.0000	11/20/44	2,686,048
2,975,848	Government National Mortgage Association 626921	3.0000	03/15/45	3,263,014
61,557	Government National Mortgage Association 626932	3.0000	04/15/30	64,763
9,048,135	Government National Mortgage Association 626934	3.0000	04/20/45	9,898,477
6,065,621	Government National Mortgage Association 626941	3.0000	05/15/45	6,650,941
3,247,461	Government National Mortgage Association 635068	3.0000	04/15/46	3,560,882
1,987,400	Government National Mortgage Association 635133	3.0000	10/20/46	2,174,444
454,371	Government National Mortgage Association 635142	3.0000	11/20/31	478,878
1,277,307	Government National Mortgage Association 635153	3.0000	12/20/46	1,397,580
117,383	Government National Mortgage Association 636427	6.0000	11/15/34	131,549
109,281	Government National Mortgage Association 636567	6.0000	07/15/35	122,705
69,031	Government National Mortgage Association 643754	6.0000	10/15/35	77,423
1,926,369	Government National Mortgage Association 655703	6.0000	08/15/37	2,278,945

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 33.1% (Continued)
1,449,193	Government National Mortgage Association 678638	4.5000	08/15/39	$ 1,705,871
586,689	Government National Mortgage Association 678639	5.0000	08/15/39	675,659
1,838,785	Government National Mortgage Association 678641	4.5000	09/15/39	2,164,390
1,059,660	Government National Mortgage Association 678642	5.0000	09/15/39	1,240,291
535,957	Government National Mortgage Association 678643	5.5000	11/15/39	617,820
713,165	Government National Mortgage Association 678645	4.5000	10/15/39	837,763
465,624	Government National Mortgage Association 678646	5.0000	10/15/39	536,903
383,364	Government National Mortgage Association 678660	5.0000	03/15/40	439,244
2,275,890	Government National Mortgage Association 690615	3.0000	06/15/47	2,495,536
2,501,348	Government National Mortgage Association 690625	3.0000	07/20/47	2,736,386
1,950,450	Government National Mortgage Association 705892	4.0000	11/15/40	2,215,299
528,618	Government National Mortgage Association 705894	4.5000	11/15/40	616,062
153,247	Government National Mortgage Association 705899	3.5000	01/15/26	163,355
2,205,588	Government National Mortgage Association 705936	3.5000	02/15/42	2,481,445
557,322	Government National Mortgage Association 705937	4.0000	01/15/42	619,340
517,225	Government National Mortgage Association 705941	3.0000	04/15/27	544,913
489,674	Government National Mortgage Association 705951	2.5000	08/15/27	510,308
348,969	Government National Mortgage Association 705956	2.5000	11/15/27	363,718
364,788	Government National Mortgage Association 711631	3.5000	02/15/27	389,008
329,784	Government National Mortgage Association 711651	3.5000	05/15/27	351,677
2,381,540	Government National Mortgage Association 711653	3.5000	05/20/42	2,680,228
38,248	Government National Mortgage Association 711707	2.5000	01/15/28	39,859
2,117,497	Government National Mortgage Association 711731	3.0000	03/15/43	2,321,881
133,780	Government National Mortgage Association 719894	4.5000	09/15/39	149,674
2,062,653	Government National Mortgage Association 721969	3.0000	11/15/42	2,261,777
514,957	Government National Mortgage Association 721979	2.5000	03/15/28	536,676
2,552,852	Government National Mortgage Association 721997	3.5000	01/15/39	2,871,263
1,810,333	Government National Mortgage Association 722001	3.5000	06/15/43	2,036,399
1,534,244	Government National Mortgage Association 722002	3.5000	03/15/38	1,725,619
1,126,741	Government National Mortgage Association 722008	3.0000	08/15/43	1,235,428
609,569	Government National Mortgage Association 722009	3.5000	07/15/40	681,205
1,228,562	Government National Mortgage Association 722010	3.5000	08/15/43	1,382,088
705,538	Government National Mortgage Association 722011	4.0000	08/15/43	799,599
528,346	Government National Mortgage Association 722012	3.0000	09/15/28	556,713

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 46.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 33.1% (Continued)
3,004,727	Government National Mortgage Association 722013		3.5000	09/15/43	$ 3,380,106
417,512	Government National Mortgage Association 722016		2.5000	12/15/28	435,144
673,966	Government National Mortgage Association 722020		3.0000	12/15/43	735,530
2,316,954	Government National Mortgage Association 722021		3.5000	12/15/43	2,606,487
464,414	Government National Mortgage Association 722033		3.0000	06/15/29	488,741
1,169,258	Government National Mortgage Association 740018		3.5000	07/15/27	1,249,516
1,066,347	Government National Mortgage Association 744440		3.5000	10/15/27	1,139,798
415,368	Government National Mortgage Association 767026		2.5000	02/15/28	432,908
764,237	Government National Mortgage Association 767055		3.0000	05/15/38	837,861
906,882	Government National Mortgage Association 767066		3.0000	06/15/38	994,341
2,421,919	Government National Mortgage Association AD6371		3.0000	03/15/48	2,655,839
2,480,589	Government National Mortgage Association AE3319		3.0000	07/15/46	2,719,997
1,631,173	Government National Mortgage Association AW2756		3.0000	09/15/46	1,788,548
2,611,787	Government National Mortgage Association AW3558		3.0000	11/15/46	2,864,008
612,999	Government National Mortgage Association BC3027		3.0000	03/15/48	672,245
3,955,745	Government National Mortgage Association BE1665		4.0000	05/20/48	4,558,725
834,105	Government National Mortgage Association BJ1536		3.5000	09/20/48	939,266
1,161,389	Government National Mortgage Association BJ1540		3.5000	09/20/48	1,307,820
3,136,383	Government National Mortgage Association BJ9877		4.0000	11/15/48	3,559,478
2,325,569	Government National Mortgage Association BJ9885		4.0000	12/15/48	2,639,916
1,164,296	Government National Mortgage Association BJ9892		3.5000	01/15/49	1,301,481
1,209,466	Government National Mortgage Association BJ9893		3.5000	12/20/48	1,362,079
3,144,571	Government National Mortgage Association		4.0000	09/15/48	3,569,289
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $164,558,219)				128,198,830

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
474,312	CFSC Mortgage Trust(c)		3.7700	03/25/23	474,312
5,000	CFSC Mortgage Trust(c)		8.0000	03/25/23	—
1,479,684	Federal National Mortgage Association(d)	US0001M + 6.000%	5.9140	07/25/38	271,094
125,785	Government National Mortgage Association(c)		7.5000	02/01/22	125,784

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2% (Continued)
740,220	Lehman Brothers Grantor Trust(c)	0.9920	10/24/23	$ —
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $726,869)			871,190

Shares
	EXCHANGE-TRADED FUNDS — 32.1%
	EQUITY - 32.1%
139,300	iShares MSCI EAFE ETF			10,866,793
160,000	iShares MSCI Emerging Markets ETF			8,060,800
150,000	iShares Russell 2000 ETF			32,812,500
113,400	SPDR S&P 500 ETF Trust			48,664,476
30,500	SPDR S&P China ETF			3,368,725
201,000	Vanguard FTSE Emerging Markets ETF			10,052,010
156,000	Vanguard FTSE Europe ETF			10,235,160
	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,695,410)			124,060,464

	COMMON STOCKS — 9.9%
	BANKING - 9.9%
685,000	First BanCorporation			9,007,750
380,000	Popular, Inc.			29,514,600
	TOTAL COMMON STOCKS (Cost $19,436,087)			38,522,350

	SHORT-TERM INVESTMENT — 11.5%
	MONEY MARKET FUND - 11.5%
44,375,019	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01% (Cost $44,375,019)(e)			$ 44,375,019

	TOTAL INVESTMENTS - 99.8% (Cost $333,791,604)			$ 386,030,813
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			853,261
	NET ASSETS - 100.0%			$ 386,884,074

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
US0001M	- ICE LIBOR USD 1 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Percentage rounds to less than 0.1%.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $600,096 or 0.2% of net assets.
(d)	Variable rate security; the rate shown represents the rate on September 30, 2021.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2021.